Receivables and Allowance for Credit Losses (Tables)	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Schedule of Equipment Installment Plan Receivables
The following table summarizes the EIP receivables, including imputed discounts and related allowance for credit losses:

(in millions)	December 31, 2017	December 31, 2016
EIP receivables, gross	$3,960	$3,230
Unamortized imputed discount	(264)	(195)
EIP receivables, net of unamortized imputed discount	3,696	3,035
Allowance for credit losses	(132)	(121)
EIP receivables, net	$3,564	$2,914

Classified on the balance sheet as:
Equipment installment plan receivables, net	$2,290	$1,930
Equipment installment plan receivables due after one year, net	1,274	984
EIP receivables, net	$3,564	$2,914

Schedule of Unamortized Imputed Discount and Allowance for Credit Losses for Equipment Installment Plan Receivables
Activity for the years ended December 31, 2017, 2016, and 2015, in the allowance for credit losses and unamortized imputed discount balances for the accounts receivable and EIP receivable segments were as follows:

	December 31, 2017			December 31, 2016			December 31, 2015
(in millions)	Accounts Receivable Allowance	EIP Receivables Allowance	Total	Accounts Receivable Allowance	EIP Receivables Allowance	Total	Accounts Receivable Allowance	EIP Receivables Allowance	Total
Allowance for credit losses and imputed discount, beginning of period	$102	$316	$418	$116	$333	$449	$83	$448	$531
Bad debt expense	104	284	388	227	250	477	182	365	547
Write-offs, net of recoveries	(120)	(273)	(393)	(241)	(277)	(518)	(149)	(333)	(482)
Change in imputed discount on short-term and long-term EIP receivables	N/A	252	252	N/A	186	186	N/A	(84)	(84)
Impact on the imputed discount from sales of EIP receivables	N/A	(183)	(183)	N/A	(176)	(176)	N/A	(63)	(63)
Allowance for credit losses and imputed discount, end of period	$86	$396	$482	$102	$316	$418	$116	$333	$449

Schedule of Equipment Installment Plan Receivables by Credit Category
The following table provides delinquency status for the EIP portfolio segment on a gross basis, which we actively monitor as part of our current credit risk management practices and policies:

	December 31, 2017			December 31, 2016
(in millions)	Prime	Subprime	Total EIP Receivables, gross	Prime	Subprime	Total EIP Receivables, gross
Current - 30 days past due	$1,727	$2,133	$3,860	$1,375	$1,735	$3,110
31 - 60 days past due	17	29	46	27	38	65
61 - 90 days past due	6	16	22	7	16	23
More than 90 days past due	8	24	32	10	22	32
Total receivables, gross	$1,758	$2,202	$3,960	$1,419	$1,811	$3,230